Pay vs Performance Disclosure - USD ($)	12 Months Ended				20 Months Ended	46 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company’s executive compensation aligns with the Company’s performance, refer to “Compensation Discussion and Analysis.” The Compensation Committee did not consider the Compensation Actually Paid measure below in making its compensation decisions for any of the years shown below.

							Value of Initial Fixed $100 Investment Based on (4) :
Year	Summary Compensation Table Total for Richard E. Allison, Jr. (1) ($)	Summary Compensation Table Total for Russell J. Weiner (1) ($)	Compensation Actually Paid to Richard E. Allison, Jr. (1)(2)(3) ($)	Compensation Actually Paid to Russell J. Weiner (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ Millions)	Adjusted Total Segment Income ($ Millions) (5)
2023	—	10,135,862	—	14,374,311	4,181,603	5,957,664	146.45	153.95	519.1	935.8
2022	1,577,173	6,636,731	(5,565,349)	(27,849)	3,222,641	2,114,168	121.37	133.03	452.3	894.7
2021	7,138,002	—	18,863,088	—	2,669,548	4,929,996	195.37	145.93	510.5	893.1
2020	6,295,230	—	11,228,320	—	2,549,825	3,491,928	131.65	119.57	491.3	821.3

(1)
Richard E. Allison, Jr. was our principal executive officer (“PEO”) from July 2018 to April 30, 2022. Russell J. Weiner became our PEO on May 1, 2022. The individuals comprising the
Non-PEO
named executive officers (“NEOs”) for each year presented are listed below.

2020	2021	2022	2023
Stuart A. Levy	Russell J. Weiner	Sandeep Reddy	Sandeep Reddy

Russell J. Weiner	Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan

Joseph H. Jordan	Kevin S. Morris	Kelly E. Garcia	Kelly E. Garcia

Kevin S. Morris	Stuart A. Levy	Arthur P. D’Elia	Arthur P. D’Elia

Jeffrey D. Lawrence

J. Kevin Vasconi

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. To calculate Compensation Actually Paid, the totals included in the Exclusion of Stock Awards and Option Awards column were subtracted and the totals in the Inclusion of Equity Values column were added to the Summary Compensation Table Total for the PEOs and the
Non-PEO
NEOs.

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088
2020	6,295,230	(2,401,324)	7,334,414	11,228,320

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2023	10,135,862	(7,070,798)	11,309,247	14,374,311
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,181,603	(2,715,339)	4,491,400	5,957,664
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996
2020	2,549,825	(1,040,910)	1,983,013	3,491,928
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216
2020	1,989,134	3,628,559	1,716,721	—	7,334,414

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2023	10,957,111	627,305	(275,169)	—	11,309,247
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,285,464	277,603	(71,667)	—	4,491,400
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515
2020	493,333	817,596	672,084	—	1,983,013

(4)
The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Restaurants
Sub-Index
(“Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2023
10-K.
The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s common stock and in the Index, respectively. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted Total Segment Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in fiscal 2023. Adjusted Total Segment Income is measured as Segment Income as defined by the Company under ASC 280 with certain adjustments as described under “Compensation Discussion and Analysis—Components of Total Direct Compensation—Annual Performance Incentives.” This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Total Segment Income
Named Executive Officers, Footnote
(1)
Richard E. Allison, Jr. was our principal executive officer (“PEO”) from July 2018 to April 30, 2022. Russell J. Weiner became our PEO on May 1, 2022. The individuals comprising the
Non-PEO
named executive officers (“NEOs”) for each year presented are listed below.

2020	2021	2022	2023
Stuart A. Levy	Russell J. Weiner	Sandeep Reddy	Sandeep Reddy

Russell J. Weiner	Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan

Joseph H. Jordan	Kevin S. Morris	Kelly E. Garcia	Kelly E. Garcia

Kevin S. Morris	Stuart A. Levy	Arthur P. D’Elia	Arthur P. D’Elia

Jeffrey D. Lawrence

J. Kevin Vasconi

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Restaurants
Sub-Index
(“Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2023
10-K.
	The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s common stock and in the Index, respectively. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. To calculate Compensation Actually Paid, the totals included in the Exclusion of Stock Awards and Option Awards column were subtracted and the totals in the Inclusion of Equity Values column were added to the Summary Compensation Table Total for the PEOs and the
Non-PEO
NEOs.

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088
2020	6,295,230	(2,401,324)	7,334,414	11,228,320

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2023	10,135,862	(7,070,798)	11,309,247	14,374,311
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,181,603	(2,715,339)	4,491,400	5,957,664
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996
2020	2,549,825	(1,040,910)	1,983,013	3,491,928
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216
2020	1,989,134	3,628,559	1,716,721	—	7,334,414

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2023	10,957,111	627,305	(275,169)	—	11,309,247
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,285,464	277,603	(71,667)	—	4,491,400
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515
2020	493,333	817,596	672,084	—	1,983,013

Non-PEO NEO Average Total Compensation Amount	$ 4,181,603	$ 3,222,641	$ 2,669,548	$ 2,549,825
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,957,664	2,114,168	4,929,996	3,491,928
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. To calculate Compensation Actually Paid, the totals included in the Exclusion of Stock Awards and Option Awards column were subtracted and the totals in the Inclusion of Equity Values column were added to the Summary Compensation Table Total for the PEOs and the
Non-PEO
NEOs.

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088
2020	6,295,230	(2,401,324)	7,334,414	11,228,320

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2023	10,135,862	(7,070,798)	11,309,247	14,374,311
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,181,603	(2,715,339)	4,491,400	5,957,664
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996
2020	2,549,825	(1,040,910)	1,983,013	3,491,928
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216
2020	1,989,134	3,628,559	1,716,721	—	7,334,414

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2023	10,957,111	627,305	(275,169)	—	11,309,247
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,285,464	277,603	(71,667)	—	4,491,400
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515
2020	493,333	817,596	672,084	—	1,983,013

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years and also compares our cumulative TSR over the four most recently completed fiscal years to that of the S&P Composite 1500 Restaurant
Sub-Index
TSR over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually
Paid
to our
PEOs
, the average of Compensation Actually Paid to our other NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Total Segment Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted Total Segment Income during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The Company’s cumulative TSR over the four-year period presented in the table was approximately 46.5%, while the cumulative TSR of the peer group presented for this purpose, the S&P Composite 1500 Restaurants
Sub-Index,
was approximately 54.0% over this same period. The Company’s cumulative TSR outperformed the S&P Composite 1500 Restaurants
Sub-Index
during the final year presented in the table, representing the Company’s outperformance as compared to the companies comprising the S&P Composite 1500 Restaurants
Sub-Index
comparison group in 2023 and corresponded with a significant return to growth and a return to the Company’s historical strong operating performance. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Tabular List, Table
The following list presents the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers in fiscal 2023 to the Company’s performance. The measures in this list are not ranked.

•	Adjusted Total Segment Income

•	Global retail sales, excluding foreign currency impact

•	Relative total shareholder return (the Company’s TSR as compared to the S&P Composite 1500 Restaurants Sub-Index comparison group established by the Compensation Committee)

Total Shareholder Return Amount	$ 146.45	121.37	195.37	131.65
Peer Group Total Shareholder Return Amount	153.95	133.03	145.93	119.57
Net Income (Loss)	$ 519,100,000	$ 452,300,000	$ 510,500,000	$ 491,300,000
Company Selected Measure Amount	935,800,000	894,700,000	893,100,000	821,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Total Segment Income
Measure:: 2
Pay vs Performance Disclosure
Name	Global retail sales, excluding foreign currency impact
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return (the Company’s TSR as compared to the S&P Composite 1500 Restaurants Sub-Index comparison group established by the Compensation Committee)
Richard E. Allison, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,577,173	$ 7,138,002	$ 6,295,230
PEO Actually Paid Compensation Amount		(5,565,349)	18,863,088	11,228,320
PEO Name						Richard E. Allison, Jr.
Russell J. Weiner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,135,862	6,636,731
PEO Actually Paid Compensation Amount	14,374,311	(27,849)
PEO Name					Russell J. Weiner
PEO | Richard E. Allison, Jr. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,945,665)	15,185,216	7,334,414
PEO | Richard E. Allison, Jr. [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(196,857)	(3,460,131)	(2,401,324)
PEO | Richard E. Allison, Jr. [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,945,665)	15,185,216	7,334,414
PEO | Richard E. Allison, Jr. [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,462,058	1,989,134
PEO | Richard E. Allison, Jr. [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(692,267)	7,624,249	3,628,559
PEO | Richard E. Allison, Jr. [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,253,398)	2,098,909	1,716,721
PEO | Russell J. Weiner [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,309,247	(2,110,922)
PEO | Russell J. Weiner [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,070,798)	(4,553,658)
PEO | Russell J. Weiner [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,309,247	(2,110,922)
PEO | Russell J. Weiner [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,957,111	3,584,162
PEO | Russell J. Weiner [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,305	(2,645,641)
PEO | Russell J. Weiner [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,169)	(3,049,443)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,491,400	795,722	3,396,515	1,983,013
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,715,339)	(1,904,195)	(1,136,067)	(1,040,910)
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,491,400	795,722	3,396,515	1,983,013
Non-PEO NEO | Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,285,464	1,559,241	1,380,101	493,333
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,603	(573,013)	1,658,217	817,596
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (71,667)	$ (190,506)	590,885	$ 672,084
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (232,688)